Annual Total Returns	11 Months Ended	12 Months Ended
	Dec. 31, 2019 [1]	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pear Tree Polaris Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Annual Return [Percent]		8.06%	8.69%	12.84%	(5.10%)	24.23%	(4.78%)	23.50%	(10.88%)	6.42%	20.88%
Pear Tree Quality Fund - Ordinary Shares
Prospectus [Line Items]
Annual Return [Percent]		16.11%	18.01%	29.22%	(16.34%)	28.04%	18.65%	31.19%	(1.67%)	28.45%	7.84%
Pear Tree Essex Environmental Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Annual Return [Percent]		23.47%	1.32%	(1.53%)	(27.88%)	10.89%	62.76%	25.43%	(15.79%)
Pear Tree Polaris Foreign Value Fund - Ordinary Shares
Prospectus [Line Items]
Annual Return [Percent]		33.85%	(0.69%)	19.89%	(17.10%)	8.35%	2.65%	17.93%	(13.27%)	25.24%	4.54%
Pear Tree Polaris Foreign Value Small Cap Fund - Ordinary Shares
Prospectus [Line Items]
Annual Return [Percent]		25.95%	(2.31%)	20.78%	(17.60%)	15.11%	6.36%	20.24%	(19.09%)	33.06%	2.46%
Pear Tree Polaris International Opportunities Fund - Ordinary Shares
Prospectus [Line Items]
Annual Return [Percent]	19.24%	17.59%	(5.62%)	15.93%	(19.57%)	13.11%	13.26%

[1]	Return from January 30, 2019 to December 31, 2019